Taxes	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Taxes [Abstract]
TAXES

NOTE 11 – TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and ATIF Investment are not subject to tax on income or capital gains in the British Virgin Islands. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

USA

For the US jurisdiction, ATIF Inc., ATIF BC, ATIF BM are subject to federal and state income taxes on its business operations. The federal tax rate is 21% and state tax rate is 8.84%. ATIF BD has Nil State coporation tax, but franchise tax instead. The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Health and Economic Recovery Omnibus Emergency Solutions Act (“HERO Act”), which both were passed in 2020, no material impact on the Company is expected based on the analysis. The Company will continue to monitor the potential impact going forward.

For the three and six months ended January 31, 2025 and 2024, the Company did not incur income tax expenses.

The Company’s deferred tax assets primarily derived from the net operating loss (“NOL”). The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion or all of the deferred tax assets will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. As of January 31, 2025 and July 31, 2024, management believes that the realization of the deferred tax assets appears to be uncertain and may not be realizable in the near future. Therefore, a 100% valuation allowance has been provided against the deferred tax assets.

Uncertain tax positions

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of January 31, 2025 and July 31, 2024 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

NOTE 12 – TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and ATIF Investment are not subject to tax on income or capital gains in the British Virgin Islands. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

USA

For the US jurisdiction, ATIF Inc., ATIF BC, ATIF BM, ATIF BD are subject to federal and state income taxes on its business operations. The federal tax rate is 21% and state tax rate is 8.84%. The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Health and Economic Recovery Omnibus Emergency Solutions Act (“HERO Act”), which both were passed in 2020, no material impact on the Company is expected based on the analysis. The Company will continue to monitor the potential impact going forward.

For the year ended July 31, 2024, the Company incurred current income tax expenses of $3,300, all of which was state income tax expenses. For the year ended July 31, 2023, the Company incurred current income tax expenses of $31,200, including federal income tax expenses of $22,800 and state income tax expenses of $8,400, respectively.

The following table reconciles the statutory federal rate of 21% for the years ended July 31, 2024 and 2023 to the Company’s effective tax rate:

	For the Years Ended July 31,
	2024	2023
	%	%
Statutory federal rate	21	21.0
State tax rate, net of statutory federal effect	8.8	8.8
Rate differential	(17.2)	(23.8)
Permanent difference on non-deductible expenses	(0.1)	(0.1)
Permanent difference on non-taxable income	0.5	-
Utilization of net operation losses brought forward	-	(4.8)
Change in valuation allowance	(13.1)	(2.2)
Effective tax rate	(0.1)	(1.1)

Deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities are comprised of the following:

	As of July 31,
	2024	2023

Net operating losses	$743,120	$282,004
Operating lease	-	13,780
Property, equipment and others	-	11,503
Gross deferred tax assets	743,120	307,287

Operating lease	(6,565)	-
Property, equipment and others	(10,262)	-
Gross deferred tax liabilities	(16,827)	-
Gross deferred tax assets, net of gross deferred tax liabilities	726,293	307,287
Less: valuation allowance	(726,293)	(307,287)
Deferred tax assets, net of valuation allowance	$-	$-

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company’s deferred tax assets primarily derived from the net operating loss (“NOL”). For the years ended July 31, 2024 and 2023, the Company suffered net operating losses due to limited number of customers for ATIF’s consulting service. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion or all of the deferred tax assets will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. As of July 31, 2024 and 2023, management believes that the realization of the deferred tax assets appears to be uncertain and may not be realizable in the near future. Therefore, a 100% valuation allowance has been provided against the deferred tax assets.

Uncertain tax positions

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of July 31, 2024 and 2023 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.